Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related party transactions [Abstract]
Related party transactions

29. Related party transactions

a)	Names of related parties and relationship

Names of related parties	Relationship with the Company
Koh Sih-Ping (Note)	Other related party

Origin Rise Limited (Note)	Other related party

Asteria Corporation	Shareholder

Note:	Origin Rise Limited, one of major shareholders of the Company, is controlled by its sole director, Koh Sih-Ping, who retired as the Director and Chief Executive Officer of the Company on September 9, 2022.

b)	The Group lists Koh Sih-Ping as the joint guarantor for its short-term borrowings and long-term borrowings in 2023 and 2022. Please refer to Note 12 and Note 14 for further details.

The Company’s interest expense and interest payable related to the loan from related parties are as below:

	Six months ended June 30, 2024	Six months ended June 30, 2023
Interest expense	$113,549	$96,587

	Six months ended June 30, 2024	Six months ended June 30, 2023
Interest payable	$-	$90,422

c)	Please refer to Note 12 for further details on shareholder loans.

d)	Purchase of treasury shares

On December 5, 2022 (the “Effective Date”), the Agreement was made and entered into by and among the Company, Koh Sih-Ping and Origin Rise Limited that the Company purchased 2,814,895 ordinary shares held by Origin Rise Limited by transferring certain accounts receivables, property, plant and equipment, and intangible assets of the Company with value, on effective date, of $15,663,648, $12,287,359 and $1,629,133, respectively.

As of December 31, 2022, the Company has other receivable, amounting to $521,852, due from Koh Sih-Ping because the Company has obligation to pay related output tax under applicable law in same amount in relation to this transaction and this tax should be compensated by Koh Sih-Ping in accordance with the Agreement. As of June 30, 2024, the amount was not received and fully impaired.

e)	Key management compensation

	Six months ended June 30, 2024	Six months ended June 30, 2023
Salaries and other short-term employee benefits	$970,844	$848,150
Post-employment	13,697	1,629
-	$984,541	$849,779